Subsequent Events (Details Narrative) (10-K) - USD ($)			1 Months Ended			9 Months Ended		12 Months Ended
	Mar. 05, 2021	Jul. 02, 2020	Feb. 28, 2021	Dec. 31, 2020	May 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019	Jan. 31, 2021
Stock issued during period value						$ 346,010		$ 7,000	$ 2,010,367
Stock options granted during period shares						576,408	639,543	766,455		1,060,557
Stock options granted exercises prices						$ 4.55	$ 4.22	$ 4.26		$ 4.19
Proceeds from debt						$ 623,828		$ 548,885
2016 Equity Incentive Plan [Member]
Stock available for issuance								910,000
Stock options granted, fair value						2,100,000	$ 1,750,000	$ 2,700,000		$ 3,300,000
Maximum [Member] | 2016 Equity Incentive Plan [Member]
Aggregate number of common stock shares reserved for future issuance								5,000,000			10,000,000
Stock options vesting period								3 years
Minimum [Member] | 2016 Equity Incentive Plan [Member]
Aggregate number of common stock shares reserved for future issuance											5,000,000
Stock options vesting period								0 years
Subsequent Event [Member] | 2016 Equity Incentive Plan [Member]
Stock options granted during period shares		560,000
Stock options granted, fair value		$ 2,070,000
Stock options vesting period		4 years 6 months
Subsequent Event [Member] | 2016 Equity Incentive Plan [Member]
Stock available for issuance											600,000
Subsequent Event [Member] | Maximum [Member] | 2016 Equity Incentive Plan [Member]
Aggregate number of common stock shares reserved for future issuance											10,000,000
Stock options granted exercises prices		$ 5.00
Subsequent Event [Member] | Minimum [Member] | 2016 Equity Incentive Plan [Member]
Aggregate number of common stock shares reserved for future issuance											5,000,000
Stock options granted exercises prices		$ 4.50
Convertible Promissory Notes [Member]
Debt instrument face amount						$ 1,330,000
Debt conversion converted instrument shares	295,000							295,000
Debt instrument conversion price per share	$ 5.00					$ 4.00		$ 4.50
Debt instrument interest rate percentage	10.00%							10.00%
Stock issued during period value	$ 192,000					$ 1,220,000		$ 170,000
Stock issued during period shares	44,000					332,000		45,000
Convertible promissory notes						$ 113,800
Proceeds from issuance of unsecured debt	$ 1,475,000							$ 1,330,000
Debt instrument term	2 years							3 years
Share issued price per share	$ 5.00							$ 4.50
Debt instrument maturity date	Mar. 05, 2023
Convertible Promissory Notes [Member] | IPO [Member]
Debt instrument conversion price per share	$ 5.00					$ 4.25
Convertible Promissory Notes [Member] | Third Year Interest [Member]
Debt instrument interest rate percentage						10.00%
Stock issued during period value						$ 122,000
Stock issued during period shares						30,000
Debt instrument term						3 years
Convertible Promissory Notes [Member] | First Year of Interest Prepayment [Member]
Stock issued during period value	$ 147,500
Stock issued during period shares	29,500
Share issued price per share	$ 5.00
Convertible Promissory Notes [Member] | Second Year of Notes [Member]
Convertible promissory notes	$ 1,280,000
Share issued price per share	$ 5.00
Convertible Promissory Notes [Member] | Maximum [Member]
Debt instrument conversion price per share						$ 4.50
Convertible Promissory Notes [Member] | Minimum [Member]
Debt instrument conversion price per share						$ 4.00
Convertible Promissory Notes [Member] | Subsequent Event [Member]
Debt conversion converted instrument amount		$ 1,220,000		$ 1,220,000
Debt instrument face amount				$ 1,330,000
Debt conversion converted instrument shares	295,000			300,000
Debt instrument conversion price per share	$ 5.00			$ 4.00
Debt instrument interest rate percentage	10.00%
Stock issued during period value	$ 222,000
Stock issued during period shares	44,000
Convertible promissory notes				$ 110,000
Proceeds from issuance of unsecured debt	$ 1,475,000
Debt instrument term	2 years
Share issued price per share	$ 5.00
Debt instrument maturity date	Mar. 05, 2023
Convertible Promissory Notes [Member] | Subsequent Event [Member] | IPO [Member]
Debt instrument conversion price per share	$ 5.00			$ 4.25
Convertible Promissory Notes [Member] | Subsequent Event [Member] | Third Year Interest [Member]
Debt instrument interest rate percentage				10.00%
Stock issued during period value				$ 122,000
Stock issued during period shares				30,000
Convertible Promissory Notes [Member] | Subsequent Event [Member] | First Year of Interest Prepayment [Member]
Stock issued during period value	$ 147,500
Stock issued during period shares	29,500
Share issued price per share	$ 5.00
Convertible Promissory Notes [Member] | Subsequent Event [Member] | Second Year of Notes [Member]
Share issued price per share	$ 5.00
Convertible Promissory Notes [Member] | Subsequent Event [Member] | Maximum [Member]
Debt instrument conversion price per share				$ 4.50
Convertible Promissory Notes [Member] | Subsequent Event [Member] | Minimum [Member]
Debt instrument conversion price per share				$ 4.00
Paycheck Protection Program [Member]
Debt instrument interest rate percentage			1.00%
Proceeds from debt			$ 620,000		$ 550,000
Debt instrument maturity date, description			February 2026
Paycheck Protection Program [Member] | Subsequent Event [Member]
Debt instrument interest rate percentage			1.00%
Proceeds from debt			$ 620,000
Debt instrument maturity date, description			February 2026
Interim Round III Equity Financing Round [Member] | Subsequent Event [Member]
Stock issued during period shares		78,000
Share issued price per share		$ 4.50
Proceeds from equity financing		$ 350,000